PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Disclosure of Total Stock Options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	3,284,875	4,682,534	5,730,800	6,692,533
Weighted average contractual life (in years)	1 year 7 months 6 days
Options exercisable (number of options)	3,284,875	4,682,534	5,730,800
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 63.42	$ 63.42	$ 63.42	$ 63.42
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	235.32	$ 235.32	$ 235.32	$ 235.32
Maturing August 3, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 91.98
Number of options	1,117,757
Weighted average contractual life (in years)	2 years 7 months 2 days
Options exercisable (number of options)	1,117,757
Maturing August 4, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 109.14
Number of options	1,058,014
Weighted average contractual life (in years)	1 year 7 months 2 days
Options exercisable (number of options)	1,058,014
Maturing November 10, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 63.42
Number of options	862
Weighted average contractual life (in years)	10 months 10 days
Options exercisable (number of options)	862
Maturing August 5, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 235.32
Number of options	1,108,242
Weighted average contractual life (in years)	7 months 2 days
Options exercisable (number of options)	1,108,242